                                                 ESTABLISHED VALUE FUND
                                                 GROWTH & INCOME FUND
                                                 OPPORTUNITY VALUE FUND
                                                 INTERNATIONAL FUND


                                                 Semiannual Report


                                                 SEPTEMBER 30, 1998



SECURITIES, MUTUAL FUNDS AND OTHER INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY MCDONALD INVESTMENTS INC., KEY BANK OR ANY OF THEIR AFFILIATES, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.





The Gradison Division of McDonald Investments Inc., a subsidiary of KeyCorp, is the investment adviser to the Gradison Growth Trust. The Gradison Funds are sponsored and distributed by BISYS Fund Services Limited Partnership, which is not affiliated with KeyCorp or its subsidiaries. Gradison receives a fee for its services from the Gradison Funds.




GRADISON MUTUAL FUNDS
580 WALNUT STREET
CINCINNATI, OHIO  45202-3198


This material is intended for distribution to shareholders of the Gradison Growth Trust. It may be distributed to other persons only if it is preceded or accompanied by a current prospectus of the Gradison Growth Trust. BISYS Fund Services Limited Partnership--Distributor





                                                    [GRADISON MUTUAL FUNDS LOGO]

LETTER TO SHAREHOLDERS
------------------------------------------------------------------------------
                                                              November 6, 1998



Dear Shareholder:





The following letters are designed to provide general information about the investment activities in the four stock mutual funds which constitute the Gradison Growth Trust, during the period ended September 30, 1998. We have been deliberately brief, but encourage investors with questions to call their Investment Consultant or our Shareholder Service Representatives at (800) 869-5999.

All of us at Gradison Mutual Funds thank you for investing with us. We will continue to do our best to serve your investing needs.

ESTABLISHED VALUE FUND

The Established Value Fund invests primarily in common stocks of companies that are considered by Gradison to be undervalued. Stocks are selected based upon certain objective criteria and are chosen from those in the Standard & Poor's (S&P) 500 Composite Stock Index and from other companies with market capitalization in excess of $1 billion. The Fund's ticker symbol is GETGX.

The Fund's value declined 14.22% over the six months ended September 30, 1998 versus a decline in the Standard & Poor Mid Cap 400 index of 16.21% It has been a long time since we have seen the indiscriminate selling of good solid value companies as we saw in the last few months. Many companies have seen their stocks decline 50% or more from their peaks, and yet their earnings continue to march ahead. Federated Department Stores, for example, expects continued increases in revenue and earnings, yet the stock price fell from $51/share to $36.375/share over the last six months and now has a price earnings ratio of 12. Over the same period, Cooper Industries, a leading supplier of electrical and mechanical equipment to the auto industry, declined 37% and also has a price earnings ratio of 12 with the expectation of continued growth of revenues and earnings.

As a result of price declines such as these, we believe the current valuation of the entire portfolio is quite attractive, particularly in light of the degree of profitability measures of all 70 companies in your Established Value Fund. We list below a number of characteristics versus the S&P 500 equal weighted and market value weighted.


                        ESTABLISHED  S&P 500   S&P 500
                           VALUE      EQUAL     VALUE
                           FUND     WEIGHTED  WEIGHTED
  Return on Equity        13.3%      15.8%      22.7%
  Earnings Growth         18.7%      13.7%      13.1%
  Price/Book Ratio         2.5x       4.4x       7.4x
  Price/Earnings Ratio    17.9x      20.7x      23.6x
------------------------------------------------------

As you may recall, we use cash in an attempt to dampen volatility as we do in the Opportunity Fund. In both funds we took advantage of lower stock prices by increasing our equity percentage to approximately 81% from 73% in March of this year. We intend to significantly reduce our cash position further in the near future and maintain a level necessary to meet liquidations.



                                                           1-800-869-5999 [LOGO]

LETTER TO SHAREHOLDERS Continued
------------------------------------------------------------------------------



As of September 30, 1998 the dominant economics sectors represented in the fund are Retail Services, Industrial Products, Insurance, Technology and Energy. The ten largest holdings on September 30, 1998 were:

               COMPANY                   INDUSTRY

  Household International, Inc.    Financial Services
  Sun Microsystems                 Computers
  Dayton Hudson                    Department Stores
  American Stores                  Retail
  Coastal                          Energy/Natural Gas
  Providian                        Financial Services
  Adolph Coors                     Food & Beverages
  Lockheed Martin                  Aerospace Defense
  Textron                          Aerospace
  Travelers                        Financial Services
-------------------------------------------------------

Sincerely,

/s/ William J. Leugers, Jr.        /s/ Daniel R. Shick

William J. Leugers, Jr.            Daniel R. Shick
Vice President                     Vice President
and Portfolio Manager              and Portfolio Manager




GROWTH & INCOME FUND

The Growth & Income Fund seeks long-term capital growth, current income, and growth of income by investing in high quality common stocks of large U.S. corporations that are viewed by the investment advisor to be relatively undervalued and which generally have above average dividend returns. The Fund's ticker symbol is GRINX.

The Fund's goal is to invest in quality common stocks at value prices. Indeed, as shown in the table below, your Fund's asset characteristics reflect the underlying attributes of high quality, well-known companies with histories of growing profits and dividends. It is our view that companies with these characteristics are usually good candidates for capital appreciation and income growth.

The Fund's stock portfolio exhibited the following value and growth characteristics at September 30, 1998:

                               GRADISON
                                GROWTH
                               & INCOME       S&P 500
                                 FUND          INDEX

  Yield                           2.2%         1.6%
  Price/Earnings Ratio*          18.6x        21.5x
  Return on equity               22.5%        22.7%
  Annual five year earnings
    growth rate                  21.2%        13.1%
  Annual five year dividend
    growth rate                  10.2%         5.0%
  Beta                             .89         1.00
-------------------------------------------------------
  * based on 1998 earnings estimates

Diversification is important, too. The following table shows the five largest sectors of investment for the Fund. The Fund is positioned defensively with good sector exposure to consumer non-durables and healthcare industries.

            SECTOR             WEIGHTING

  Technology                      16%
  Consumer Non-Durables           12
  Healthcare                      11
  Energy Services                 10
  Industrial Services              9
------------------------------------------

The investment performance of the Fund for the past 6 months as shown in this shareholders' report on page 6 under "Total Return" was down 10.7%, compared to the

LETTER TO SHAREHOLDERS Continued
------------------------------------------------------------------------------



negative 7.0% return for the S&P 500 index for the same period. The investment performance for the periods shown below was mixed:


                               GRADISON
                               GROWTH &
                              INCOME FUND     S&P 500

  2nd Calendar Quarter
    April-June 1998              -3.4%        +3.3%

  3rd Calendar Quarter
    July-September 1998          -7.6        -10.0

  Bear Market
    (7/17/98-8/31/98)           -10.1        -19.2
-------------------------------------------------------

The risk averse characteristics of the Fund's holdings prevented the Fund from participating with the S&P 500 Index's rise in the 2nd quarter, as the driving forces for the period were common stocks of large capitalized companies with high price earnings ratios (P/Es) and generally low dividend yields. The Fund's continuing focus is towards growth oriented, dividend paying, low P/E stocks.

On July 17, 1998 the S&P closed at an all time high of 1186.75. On August 31, 1998, the S&P bottomed at 957.28 posting the first bear market in almost eight years. The conservative approach of this Fund enabled it to withstand this exceptional bear market. During this period the S&P 500 index experienced a negative total return of 19.2% compared to the Fund's decline of 10.1%.

Dividends play an important role in this Fund. Every stock in the Fund has a history of dividend increases. Long term dividend growth has been strong, as shown above. We believe that an "above-average dividend yield" strategy is one of the best approaches for selecting superior stocks and can contribute to steady investment performance results over a long-term investment horizon.

The top ten holdings of the Fund at September 30, 1998, and their current dividend yields are presented below. All but two have dividend yields higher than the 1.6% current yield of the S&P 500 index.

                                     CURRENT
               COMPANY                 YIELD

  Hewlett-Packard Company               1.2%
  Pitney Bowes, Inc.                    1.7
  American Home Products
    Corporation                         1.7
  Ameritech Corporation                 2.5
  Mobil Corporation                     3.0
  Norwest Corporation                   2.1
  Exxon Corporation                     2.3
  Bristol-Myers Squibb Co.              1.5
  Merck & Company, Inc.                 1.7
  American General Corporation          2.3
-----------------------------------------------

In the past year shareholders have received the following distributions.

                                INCOME       CAPITAL GAINS
                             DISTRIBUTIONS   DISTRIBUTIONS

  November 24, 1997              $0.08          $0.11
  March 19, 1998                  0.06
  June 12, 1998                   0.03           0.06
  September 24, 1998              0.06
------------------------------------------------------------

In total, $0.40 per share was distributed to shareholders over the past twelve months. The Fund distributes its income each quarter and distributes capital gains twice a year. The next distribution will be in December and will include capital gains.

LETTER TO SHAREHOLDERS Continued
------------------------------------------------------------------------------


The Fund continues to be tax efficient for shareholders subject to income taxation. The annual portfolio turnover for the Fund for the past six months has been 1%, well under the mutual fund industry's average turnover. Reduced turnover in the Fund's holdings results in lower recognition of capital gains. Therefore, less of the Fund's total return to shareholders is currently taxable.

Sincerely,


/s/ Julian C. Ball

Julian C. Ball, CFA
Vice President
and Portfolio Manager



OPPORTUNITY VALUE FUND

The Opportunity Value Fund seeks long-term capital appreciation by investing in the common stocks of smaller companies that it considers to be undervalued. These companies generally exhibit high earnings growth relative to their price-earnings ratio. Stocks are chosen based upon certain objective criteria and are selected from securities not included in the Standard & Poor's (S&P) 500 Composite Stock Index whose market capitalizations are typically less than $1 billion at the time of purchase. The Fund's ticker symbol is GOGFX.

While both the small cap sector of the stock market and the Fund provided outstanding performance for the Fund's fiscal year ended March 31, 1998, (+42.24% total return for the Russell 2000 Small Stock Index and +42.02% for the Fund), the last six months has been an entirely different matter. The well documented investor concerns regarding a slowdown of domestic corporate earnings stemming from foreign economies faltering as well as a leadership crisis both here and abroad have resulted in a significant correction -- particularly within the small cap sector of the market. Specifically, for the six months ended September 30, 1998, the Russell 2000 Small Stock Index provided a total return of -23.87% while the Opportunity Value Fund's return was -22.43%.

The Fund employs the use of cash equivalents in order to reduce net asset value volatility. During July and August, when the market experienced its most severe decline, the cash portion of the Fund was reduced to take advantage of lower stock prices. As of September 30, 1998, cash represented 19% of the total Fund's assets; last March 31 cash was 27% of assets. We intend to significantly reduce our cash position in the near future and maintain a level necessary to meet liquidations.

The Fund's portfolio characteristics as of September 30, 1998, are set forth below. While the weighted average return on equity and historic five year growth of earnings of the Fund's stocks are superior to that of the Russell 2000, the valuation benchmarks (price-to-book ratio and price-to-earnings ratio) of the Fund reflect a discount to the market.

                             OPPORTUNITY   RUSSELL 2000
                              VALUE FUND    STOCK INDEX

  Return on Equity               17.3%        14.1%
  Earnings Growth                19.2%        15.6%
  Price/Book Ratio                2.1x         2.2x
  Price/Earnings Ratio           13.7x        20.6x
---------------------------------------------------------

Over time, it is our belief that the stocks of companies with superior profitability and earnings growth, but selling at a discount to the market, will appreciate as their valuations become more similar to the market.

LETTER TO SHAREHOLDERS Continued
------------------------------------------------------------------------------

As of September 30, 1998, just over half (53%) of the Fund's stock investments were in the sectors of Financial Services, Industrial Products/Services, and Technology. The ten largest holdings on September 30, 1998 were:

           COMPANY                     INDUSTRY

  ABM Industries                Business Services
  Fremont General               Insurance
  Comair Holdings               Regional Airlines
  Raymond James                 Brokerage Firm
  Protective Life               Insurance
  Universal Health Service      Acute Care Hospitals
  Mueller Industries            Metal Fabrication
  Wynn's International          Auto Parts
  Hughes Supply                 Building Products
  M & T Bank                    Bank

--------------------------------------------------------

  * The figures above were obtained from sources believed to be reliable but are not guaranteed.


As always, we remain committed to serving your investment needs.

Sincerely,

/s/ William J. Leugers, Jr.        /s/ Daniel R. Shick

William J. Leugers, Jr.            Daniel R. Shick
Vice President                     Vice President
and Portfolio Manager              and Portfolio Manager



INTERNATIONAL FUND

The Gradison International Fund provides investors the opportunity to gain international exposure in their portfolios. We have chosen Blairlogie Capital Management of Edinburgh, Scotland to be our subadvisor on this Fund. Blairlogie specializes in managing international portfolios and offers a strategy which includes investments in both developed and emerging markets. The Fund is listed on the NASDAQ under the symbol INTFX and appears daily in most major newspapers under the heading Gradison.

The Fund seeks growth of capital by investing in common stocks of companies based outside the United States. The Fund generally invests a maximum of 30% of its assets in companies based in emerging market countries. As of September 30, the top five countries represented 49% of the Fund's total investments:

                        PERCENT OF
        COUNTRY         INVESTMENTS

  France                    14.1%
  Germany                   11.2
  Italy                      8.6
  United Kingdom             8.1
  Japan                      7.2

-------------------------------------

Approximately 50% of the portfolio was diversified over an additional 5 developed and 12 emerging markets. The Fund's cash level was approximately 5%. The entire portfolio is shown in the enclosed financial statements.

It has been a challenging year for international investors. The contagion from the Asian recession has made its presence felt in European and Latin American financial markets. As has been the case in recent years, the emerging markets suffered more than the developed markets.

Looking ahead, we are heartened by the leadership the U.S. financial community is showing in attempting to restore calm to the international markets. However, implementation will be monitored closely by skeptical investors. So too, we remind ourselves that periods of distress are a normal part of economic and market cycles and ultimately create the conditions for a subsequent recovery.

We appreciate your participation in the Gradison International Fund. We will do our best to help you achieve your investment goals.

Sincerely,

/s/ Bradley E. Turner
---------------------
Bradley E. Turner
President

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
                     For a share outstanding throughout each period (Unaudited)

  ESTABLISHED VALUE FUND                                    6 MONTHS              YEAR ENDED          11 MONTHS       YEAR
                                                              ENDED       ---------------------------   ENDED         ENDED
                                                             9/30/98      3/31/98   3/31/97   3/31/96   3/31/95      4/30/94

NET ASSET VALUE AT BEGINNING OF PERIOD                      $ 33.941      $28.827   $27.567   $23.381   $22.515      $ 21.375
                                                            --------      -------   -------   -------   -------      --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                        .212         .465      .445      .436      .376          .256
   Net realized and unrealized gain (loss) on investments     (4.889)       7.699     3.615     5.190     1.520         2.104
                                                            --------      -------   -------   -------   -------      --------
     TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS           (4.677)       8.164     4.060     5.626     1.896         2.360
                                                            --------      -------   -------   -------   -------      --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income                        (.220)       (.480)    (.450)    (.430)    (.370)        (.220)
   Distributions from realized capital gains                   (.980)      (2.570)   (2.350)   (1.010)    (.660)       (1.000)
                                                            --------      -------   -------   -------   -------      --------
     TOTAL DISTRIBUTIONS TO SHAREHOLDERS                      (1.200)      (3.050)   (2.800)   (1.440)   (1.030)       (1.220)
                                                            --------      -------   -------   -------   -------      --------
NET ASSET VALUE AT END OF PERIOD                            $ 28.064      $33.941   $28.827   $27.567   $23.381      $ 22.515
                                                            ========      =======   =======   =======   =======      ========
TOTAL RETURN                                                (14.23%)(1)    29.67%    15.14%    24.84%     8.85%(1)     11.30%
                                                            ========      =======   =======   =======   =======      ========
RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (in millions)                $ 471.2       $ 567.3   $ 429.7   $ 366.4   $ 277.4      $  253.3
   Ratio of gross expenses to average net assets (2)          1.09% (3)     1.10%     1.12%     1.16%       --             --
   Ratio of net expenses to average net assets                1.09% (3)     1.10%     1.12%     1.15%     1.20%(3)      1.22%
   Ratio of net investment income to average net assets       1.31% (3)     1.44%     1.57%     1.70%     1.87%(3)      1.15%
   Portfolio turnover rate                                      18%           20%       31%       18%       24%           38%
--------------------------------------------------------------------------------------------------------------------------------



  GROWTH & INCOME FUND
                                                   6 MONTHS             YEAR ENDED              PERIOD
                                                    ENDED     ------------------------------   2/28/95*
                                                   9/30/98    3/31/98     3/31/97    3/31/96  TO 3/31/95

NET ASSET VALUE AT BEGINNING OF PERIOD             $28.988    $21.477     $18.459    $15.189   $15.000
                                                   -------    -------     -------   --------  --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                              .112       .236        .246       .173      .030
   Net realized and unrealized gain
     (loss) on investments                          (3.208)     7.825       3.112      3.317      .159
                                                   -------    -------     -------   --------  --------
     TOTAL INCOME (LOSS) FROM
       INVESTMENT OPERATIONS                        (3.096)     8.061       3.358      3.490      .189
                                                   -------    -------     -------   --------  --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income              (.090)     (.290)      (.210)     (.185)       --
   Distributions from realized capital gains         (.060)     (.260)      (.130)     (.035)       --
                                                   -------    -------     -------   --------  --------
     TOTAL DISTRIBUTIONS TO SHAREHOLDERS             (.150)     (.550)      (.340)     (.220)       --
                                                   -------    -------     -------   --------  --------
NET ASSET VALUE AT END OF PERIOD                   $25.742    $28.988     $21.477    $18.459   $15.189
                                                   =======    =======     =======   ========  ========
TOTAL RETURN                                       (10.72%)(1)  38.00%      18.33%     23.09%     1.27%(1)
                                                   =======    =======     =======   ========  ========
RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (in millions)         $60.2      $60.1       $25.7      $12.0      $1.2
   Ratio of gross expenses to
     average net assets (2)(4)                       1.43%(3)    1.52%       1.84%      3.09%    13.88%(3)
   Ratio of net expenses to average net assets       1.43%(3)    1.49%       1.50%      1.50%     0.00%(3)
   Ratio of net investment income
     to average net assets (4)                        .84%(3)    1.02%       1.34%      1.39%     4.09%(3)
   Portfolio turnover rate                              1%          4%         16%         3%        4%
------------------------------------------------------------------------------------------------------------

(1) Total return represents the actual return over the period and has not been annualized.

(2) Effective March 31, 1996, this ratio reflects gross expenses before reduction for earnings credits; such reductions are included in the ratio of net expenses.

(3)  Annualized.

(4) During each of the periods ending March 31, 1997, 1996, and 1995, the adviser absorbed expenses of the Growth & Income Fund through waiver of certain expenses. Assuming no waiver of expenses, the ratio of net investment income to average net assets would have been 1.09%, .01% and -9.79% (annualized), respectively. (Note 2)

*  Date of public offering



6              See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS Continued
-------------------------------------------------------------------------------
                     For a share outstanding throughout each period (Unaudited)

  OPPORTUNITY VALUE FUND


                                                  6 MONTHS            YEAR ENDED              11 MONTHS     YEAR
                                                    ENDED      -----------------------------     ENDED      ENDED
                                                   9/30/98     3/31/98    3/31/97    3/31/96    3/31/95    4/30/94


NET ASSET VALUE AT BEGINNING OF PERIOD             $27.893     $22.771    $22.264    $18.100    $18.348    $17.547
                                                   -------     -------    -------    -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                              .107        .227       .203       .193       .136       .086
   Net realized and unrealized gain
    (loss) on investments                           (6.309)      8.725      2.509      4.731       .176      1.585
                                                   -------     -------    -------    -------    -------    -------
     TOTAL INCOME (LOSS) FROM
       INVESTMENT OPERATIONS                        (6.202)      8.952      2.712      4.924       .312      1.671
                                                   -------     -------    -------    -------    -------    -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income              (.090)      (.270)     (.165)     (.185)     (.120)     (.070)
   Distributions from realized capital gains        (1.030)     (3.560)    (2.040)     (.575)     (.440)     (.800)
                                                   -------     -------    -------    -------    -------    -------
     TOTAL DISTRIBUTIONS TO SHAREHOLDERS            (1.120)     (3.830)    (2.205)     (.760)     (.560)     (.870)
                                                   -------     -------    -------    -------    -------    -------
NET ASSET VALUE AT END OF PERIOD                   $20.571     $27.893    $22.771    $22.264    $18.100    $18.348
                                                   =======     =======    =======    =======    =======    =======
TOTAL RETURN                                       (22.96%)(1)  42.02%     12.46%     28.00%      1.75%(1)   9.75%
                                                   =======     =======    =======    =======    =======    =======
RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (in millions)        $137.0      $175.7     $114.5     $103.0      $84.7      $83.3
   Ratio of gross expenses to average
     net assets (2)                                  1.29% (3)   1.31%      1.36%      1.41%         --         --
   Ratio of net expenses to average net assets       1.29% (3)   1.31%      1.36%      1.41%      1.37%(3)    1.38%
   Ratio of net investment income to
     average net assets                               .84% (3)    .86%       .90%       .95%       .84%(3)    .47%
   Portfolio turnover rate                             12%         42%        35%        24%        32%        40%
---------------------------------------------------------------------------------------------------------------------



  INTERNATIONAL FUND

                                                                     6 MONTHS               YEAR ENDED              PERIOD
                                                                       ENDED           ---------------------      5/31/95*
                                                                      9/30/98          3/31/98       3/31/97     TO 3/31/96

NET ASSET VALUE AT BEGINNING OF PERIOD                                $19.134          $16.226       $15.822       $15.000
                                                                      -------          -------       -------       -------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                          .068             .011         (.023)         .065
   Net realized and unrealized gain (loss) on investments              (3.224)           3.069          .457          .799
                                                                      -------          -------       -------       -------
     TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                    (3.156)           3.080          .434          .864
                                                                      -------          -------       -------       -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income                                    --               --            --         (.042)
   Distributions from realized capital gains                               --            (.172)        (.030)           --
                                                                      -------          -------       -------       -------
     TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                   --            (.172)        (.030)        (.042)
                                                                      -------          -------       -------       -------
NET ASSET VALUE AT END OF PERIOD                                      $15.978          $19.134       $16.226       $15.822
                                                                      =======          =======       =======       =======
TOTAL RETURN                                                          (16.47%)(1)        19.11         2.78%         5.76%(1)
                                                                      =======          =======       =======       =======
RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (in millions)                            $29.8            $33.3         $24.8         $15.3
   Ratio of net expenses to average net assets (4)                      2.00%(3)         2.00%         2.00%         1.75%(3)
   Ratio of net investment income (loss) to average net assets (4)       .74%(3)          .04%         (.13%)         .70%(3)
   Portfolio turnover rate                                                18%              83%           92%           72%
------------------------------------------------------------------------------------------------------------------------------

(1) Total return represents the actual return over the period and has not been annualized.

(2) Effective March 31, 1996, this ratio reflects gross expenses before reduction for earnings credits; such reductions are included in the ratio of net expenses.

(3)  Annualized.

(4) During each of the periods ending September 30, 1998 and March 31, 1998, 1997 and 1996, the adviser absorbed expenses of the International Fund through waiver of certain expenses. Assuming no waiver of expenses, the ratio of expenses to average net assets would have been 2.20% (annualized), 2.40%, 2.78% and 3.73% (annualized) and the ratio of net investment income
     (loss) to average net assets would have been .54% (annualized), -.35%, -.91% and -1.28% (annualized), respectively. (Note 2)

* Date of public offering





                 See accompanying notes to financial statements.              7

ESTABLISHED VALUE FUND
--------------------------------------------------------------------------------
                                                September 30, 1998 (Unaudited)


PORTFOLIO OF INVESTMENTS


  SHARES        COMMON STOCKS - 81.27%          VALUE

          AEROSPACE/DEFENSE COMPANIES - 8.81%
 180,000  Goodrich (B.F.) Company           $ 5,883,750
 105,000  Litton Industries, Inc. (1)         6,300,000
  84,616  Lockheed Martin Corporation         8,530,351
  80,000  Northrop Grumman Corporation        5,840,000
 126,400  Raytheon Company Cl. B              6,817,700
 140,000  Textron, Inc.                       8,487,500
                                            -----------
                                             41,859,301
                                            -----------
          BUSINESS SERVICES - 3.30%
 218,000  Interim Services, Inc. (1)          4,482,625
 156,000  Pittston Brink's Group              5,460,000
 185,000  World Color Press, Inc. (1)         5,735,000
                                            -----------
                                             15,677,625
                                            -----------
          CHEMICALS - 2.44%
 255,000  Engelhard Corporation               4,510,312
 134,000  Hercules, Inc.                      4,028,375
 250,000  International Speciality
            Products, Inc. (1)                3,062,500
                                            -----------
                                             11,601,187
                                            -----------
          COMPUTING PRODUCTS - 4.33%
 180,000  Harris Corporation                  5,760,000
 250,000  Sun Microsystems, Inc. (1)         12,453,125
 150,000  Tektronix, Inc.                     2,325,000
                                            -----------
                                             20,538,125
                                            -----------
          CONSUMER NON-DURABLES - 4.38%
 190,000  Coors (Adolph) Company Cl. B        8,728,125
 180,000  Earthgrains Company                 5,568,750
 220,000  Fortune Brands, Inc.                6,517,500
                                            -----------
                                             20,814,375
                                            -----------
          CONSUMER DURABLES - 5.74%
 133,000  Black & Decker Corporation          5,536,125
 190,000  Brunswick Corporation               2,458,125
 145,000  Centex Corporation                  5,002,500
 144,000  Deere & Company                     4,356,000
  97,000  Goodyear Tire & Rubber Company      4,983,375
 200,000  Pulte Corporation                   4,912,500
                                            -----------
                                             27,248,625
                                            -----------
-------------------------------------------------------


  SHARES       COMMON STOCKS (CONTINUED)        VALUE

          ENERGY - 10.58%
 109,000  Ashland, Inc.                     $ 5,041,250
 200,000  BJ Services Company (1)             3,250,000
 290,000  Coastal Corporation                 9,787,500
 200,000  El Paso Energy Corporation          6,487,500
 139,000  KN Energy, Inc.                     7,123,750
 100,000  Nicor, Inc.                         4,143,750
 250,000  Pride International, Inc. (1)       2,000,000
 238,000  Tosco Corporation                   5,117,000
 210,000  Transocean Offshore, Inc.           7,284,375
                                            -----------
                                             50,235,125
                                            -----------
          FINANCIAL SERVICES - 8.30%
 215,000  Amresco, Inc. (1)                   1,612,500
 450,000  Household International, Inc.      16,875,000
 150,000  Provident Companies, Inc.           5,062,500
  70,000  Transamerica Corporation            7,420,000
 225,000  Travelers Group, Inc.               8,437,500
                                            -----------
                                             39,407,500
                                            -----------
          INDUSTRIAL PRODUCTS - 8.00%
 221,000  Cincinnati Milacron, Inc.           3,411,688
 118,000  Cooper Industries, Inc.             4,808,500
 165,000  Ingersoll-Rand Company              6,259,688
 148,000  Johnson Controls, Inc.              6,882,000
 175,950  Parker Hannifin Corporation         5,223,516
 185,000  Premark International, Inc.         5,191,563
 100,000  Timken Company                      1,512,500
 145,000  Trinity Industries                  4,703,438
                                            -----------
                                             37,992,893
                                            -----------
          INSURANCE - 8.91%
 142,500  Berkley (W.R.) Corporation          4,257,186
  70,000  Chubb Corporation                   4,410,000
  93,000  Cigna Corporation                   6,149,625
  84,000  Hartford Financial Services Group   3,984,750
  30,000  Life Re Corporation                 2,758,125
 100,000  MBIA, Inc.                          5,368,750
 110,000  Providian Financial Corporation     9,329,375
 186,000  St. Paul Companies                  6,045,000
                                            -----------
                                             42,302,811
                                            -----------
-------------------------------------------------------


8              See accompanying notes to financial statements.

ESTABLISHED VALUE FUND
--------------------------------------------------------------------------------
                                                September 30, 1998 (Unaudited)


PORTFOLIO OF INVESTMENTS Continued


  SHARES       COMMON STOCKS (CONTINUED)        VALUE

          NATURAL RESOURCES - 1.05%
 140,000  Bowater, Inc.                     $ 4,987,500
                                            -----------
          RETAIL TRADE - 8.75%
 320,000  American Stores Company            10,300,000
 300,000  Dayton-Hudson Corporation          10,725,000
 135,000  Dillard's, Inc.                     3,822,186
 110,000  Federated Department Stores (1)     4,001,250
 216,000  Fingerhut Companies, Inc.           2,376,000
 475,000  K Mart Corporation (1)              5,670,312
 200,000  Supervalu, Inc.                     4,662,500
                                            -----------
                                             41,557,248
                                            -----------
          RETAIL SERVICES - 3.37%
 240,000  Brinker International, Inc. (1)     4,500,000
  68,774  Metris Companies, Inc.              3,189,413
 100,000  Royal Caribbean Cruises Ltd.        2,656,250
 254,000  Wendy's International, Inc.         5,635,625
                                            -----------
                                             15,981,288
                                            -----------
-------------------------------------------------------


  SHARES       COMMON STOCKS (CONTINUED)        VALUE

          TELECOMMUNICATIONS - 0.84%
 300,000  Andrew Corporation (1)            $ 3,975,000
                                            -----------
          TRANSPORTATION - 2.47%
 222,000  Airborne Freight Corporation        3,843,375
 213,000  America West Holdings
            Corporation (1)                   2,662,500
 180,000  Norfolk Southern Corporation        5,231,250
                                            -----------
                                             11,737,125
                                            -----------
          TOTAL COMMON STOCKS
            (COST $293,038,407)             385,915,728
                                            -----------
-------------------------------------------------------

 PRINCIPAL                                                                                      INTEREST
  AMOUNT                     COMMERCIAL PAPER --  13.86%                         MATURITY        RATE(2)       VALUE

 $10,000,000   Bell South                                                         10/07/98       5.50%       9,990,833
   8,000,000   GE Capital Corporation                                             10/07/98       5.30        7,992,933
  10,000,000   Fuji Photo                                                         10/14/98       5.51        9,980,103
   8,000,000   Hitachi America                                                    10/16/98       5.38        7,982,067
  10,000,000   Eastman Kodak Company                                              10/22/98       5.49        9,967,975
  10,000,000   Block Financial                                                    10/30/98       5.51        9,955,614
  10,000,000   Indianapolis Power and Light                                       11/03/98       5.48        9,949,767
                                                                                                          ------------
               TOTAL COMMERCIAL PAPER (COST $65,819,292)                                                    65,819,292
                                                                                                          ------------
----------------------------------------------------------------------------------------------------------------------


                           REPURCHASE AGREEMENT -- 4.87%

   23,130,000  First Union Capital Markets, dated 10/1/98, collateral:
               U.S. Treasury Bills; due 5/27/99, market value $23,856,591
               (repurchase proceeds $23,133,502) (Cost $23,130,000)               10/01/98         5.45     23,130,000
                                                                                                          ------------
               TOTAL INVESTMENTS, AT VALUE (NOTE 1) (COST $381,987,699) - 100%                            $474,865,020
                                                                                                          ============
----------------------------------------------------------------------------------------------------------------------

(1)  Non-income producing

(2) For commercial paper, the interest rate is the discount rate at the time of purchase by the Fund. For the repurchase agreement, the rate shown reflects the actual rate of return to the Fund.



               See accompanying notes to financial statements.               9

GROWTH & INCOME FUND
--------------------------------------------------------------------------------
                                                September 30, 1998 (Unaudited)

PORTFOLIO OF INVESTMENTS


  SHARES        COMMON STOCKS - 99.69%                    VALUE

          BANK SERVICES - 8.14%
  33,000  Huntington Bankshares, Inc.                  $  816,750
  15,000  Morgan (J.P.) & Company, Inc.                 1,269,375
  10,000  National City Corporation                       659,375
  60,000  Norwest Corporation                           2,148,750
                                                       ----------
                                                        4,894,250
                                                       ----------
          CHEMICALS - 3.77%
  20,000  Avery-Dennison Corporation                      873,750
  20,000  Du Pont (E.I.) de Nemours & Company           1,122,500
  20,000  Schulman, (A.), Inc.                            272,500
                                                       ----------
                                                        2,268,750
                                                       ----------
          CONSUMER DURABLES - 2.67%
  40,000  Cooper Tire & Rubber Company                    720,000
  20,000  TRW, Inc.                                       887,500
                                                       ----------
                                                        1,607,500
                                                       ----------
          CONSUMER NON-DURABLES - 12.33%
  31,500  Archer Daniels Midland Corporation              527,625
  20,000  Bestfoods                                       968,750
  15,000  Heinz (H.J.) Company                            766,875
  40,000  International Flavors &
            Fragrances, Inc.                            1,320,000
  30,000  Kellogg Company                                 988,125
  25,000  Lancaster Colony Corporation                    767,188
  20,000  Newell Company                                  921,250
  15,000  Pepsico, Inc.                                   441,560
  10,000  Procter & Gamble Company                        709,375
                                                       ----------
                                                        7,410,748
                                                       ----------
-----------------------------------------------------------------



  SHARES       COMMON STOCKS (CONTINUED)                  VALUE

          ENERGY - 10.09%
  15,000  Chevron Corporation                          $1,260,938
  30,000  Exxon Corporation                             2,105,625
  20,000  Helmerich & Payne                               420,000
  30,000  Mobil Corporation                             2,278,125
                                                       ----------
                                                        6,064,688
                                                       ----------
          FINANCIAL SERVICES - 4.24%
  30,000  American General Corporation                  1,916,250
  10,000  Excel Limited                                   630,000
                                                       ----------
                                                        2,546,250
                                                       ----------
          HEALTHCARE & PHARMACEUTICALS - 11.04%
  50,000  American Home Products Corporation            2,618,750
  20,000  Bristol-Myers Squibb Company                  2,077,500
  15,000  Merck & Company, Inc.                         1,943,438
                                                       ----------
                                                        6,639,688
                                                       ----------
          INDUSTRIAL PRODUCTS - 8.90%
  30,000  AMP, Inc.                                     1,072,500
  15,000  General Electric Company                      1,193,438
  20,000  Hubbell, Inc.                                   710,000
  20,000  Lincoln Electric Holdings                       457,500
  40,000  Pall Corporation                                887,500
  20,000  Parker Hannifin Corporation                     593,750
  35,000  Worthington Industries, Inc.                    437,500
                                                       ----------
                                                        5,352,188
                                                       ----------
-----------------------------------------------------------------


10               See accompanying notes to financial statements.

GROWTH & INCOME FUND
--------------------------------------------------------------------------------
                                                  September 30, 1998 (Unaudited)
PORTFOLIO OF INVESTMENTS CONTINUED

  SHARES       COMMON STOCKS (CONTINUED)        VALUE

          INSURANCE - 5.23%
  30,000  Allstate Corporation              $ 1,250,625
  30,000  Cincinnati Financial Corporation      918,750
  30,000  St. Paul Companies                    975,000
                                             ----------
                                              3,144,375
                                             ----------
          RETAIL TRADE & SERVICES - 5.17%
  10,000  J.C. Penney Company, Inc.             449,375
  10,000  May Department Stores Company         515,000
   7,000  McDonalds Corporation                 417,812
  60,000  Reynolds & Reynolds Company Cl. A   1,068,750
  15,000  Walgreen Company                      660,938
                                             ----------
                                              3,111,875
                                             ----------
          TECHNOLOGY - 16.26%
  10,000  Automatic Data Processing, Inc.       747,500
  30,000  Diebold, Inc.                         660,000
  50,000  Hewlett Packard Company             2,646,875
  20,000  Intel Corporation                   1,715,000
  10,000  Minnesota Mining &
             Manufacturing Company              736,875
  15,000  Motorola, Inc.                        640,312
  50,000  Pitney-Bowes, Inc.                  2,628,125
                                             ----------
                                              9,774,687
                                             ----------
-------------------------------------------------------


  SHARES       COMMON STOCKS (CONTINUED)        VALUE

          TELECOMMUNICATIONS - 7.77%
  50,000  Ameritech Corporation            $  2,368,750
  20,000  Bell Atlantic Corporation             968,750
  30,000  SBC Communications, Inc.            1,333,125
                                             ----------
                                              4,670,625
                                             ----------

          TRANSPORTATION - 0.96%
  20,000  Comair Holdings                       575,000
                                             ----------
                                                575,000
                                             ----------
          UTILITIES - 3.12%
  15,000  Duke Energy Company                   992,814
  30,000  Southern Corporation                  883,125
                                             ----------
                                              1,875,939
                                             ----------
          TOTAL COMMON STOCKS
            (COST $51,610,699)               59,936,563
                                             ----------
-------------------------------------------------------

   PRINCIPAL                                                                                   INTEREST
    AMOUNT                           REPURCHASE AGREEMENT - 0.31%                 MATURITY     RATE (1)        VALUE

   $185,000    First Union Capital Markets, dated 9/30/98, collateral:
               U.S. Treasury Note 5.625%; due 2/28/01, market value $192,098
               (repurchase proceeds $185,028) (COST $185,000)                     10/01/98       5.45%         185,000
                                                                                                           -----------
               TOTAL INVESTMENTS, AT VALUE (NOTE 1) (COST $51,795,699) - 100.00%                           $60,121,563
                                                                                                           ===========
----------------------------------------------------------------------------------------------------------------------

(1) For the repurchase agreement, the interest rate shown reflects the actual rate of return to the Fund.



                 See accompanying notes to financial statements.            11

OPPORTUNITY VALUE FUND
-------------------------------------------------------------------------------
                                                 September 30, 1998 (Unaudited)

PORTFOLIO OF INVESTMENTS


  SHARES        COMMON STOCKS - 80.71%          VALUE

          AUTOMOTIVES - 3.74%
   25,000 Borg-Warner Automotive, Inc.      $   926,562
   30,000 Gleason Corporation                   481,875
   70,000 Intermet Corporation                  883,750
   30,000 Motocar Parts & Accessories (1)       345,000
   30,000 Superior Industries Intl.             686,250
  100,000 Wynn's International, Inc.          1,868,750
                                            -----------
                                              5,192,187
                                            -----------
          BANKS - 11.76%
   45,000 Andover Bancorp, Inc.               1,383,750
   30,000 Firstar Corporation                 1,518,750
   64,000 GBC Bancorp                         1,528,000
   49,172 HUBCO, Inc.                         1,247,740
   46,125 Mercantile Bankshares Corporation   1,271,320
    4,000 M & T Bank Corporation              1,844,000
   34,000 National City Corporation (1)         918,000
   42,000 Old Kent Financial Corporation      1,239,000
   50,000 TCF Financial Corporation             993,750
   66,000 TR Financial Corporation            1,753,124
   20,000 Union Planters Corporation          1,005,000
   40,000 Zions Bancorporation                1,630,000
                                            -----------
                                             16,332,434
                                            -----------
          BUILDING MATERIALS - 3.81%
   14,600 Butler Manufacturing Company          337,625
   32,000 Cascade Corporation                   426,000
   25,000 Fibermark, Inc. (1)                   354,688
   65,000 Hughes Supply, Inc.                 1,852,500
   74,000 NCI Building Systems, Inc. (1)      1,466,125
   34,000 Texas Industries, Inc.                854,250
                                            -----------
                                              5,291,188
                                            -----------
          BUSINESS SERVICES - 5.11%
   75,000 ABM Industries, Inc.                2,193,750
   16,000 Advanced Marketing Services           272,000
   65,000 Leasing Solutions, Inc. (1)         1,779,375
   70,000 Merrill Corporation                 1,085,000
  100,000 Norstan, Inc.(1)                    1,762,500
                                            -----------
                                              7,092,625
                                            -----------
-------------------------------------------------------


  SHARES       COMMON STOCKS (CONTINUED)        VALUE

          CHEMICALS - 1.99%
   60,000 Cambrex Corporation               $ 1,413,750
   45,000 Ferro Corporation                     894,375
   44,000 Stephan Company (The)                 456,500
                                            -----------
                                              2,764,625
                                            -----------
          COMPUTER PRODUCTS - 2.29%
   40,000 DRS Technologies, Inc. (1)            387,500
   45,000 Keane, Inc. (1)                     1,580,625
   55,000 MTS Systems Corporation               797,500
   30,000 Printronix, Inc. (1)                  416,250
                                            -----------
                                              3,181,875
                                            -----------
          COMPUTER SERVICES - 1.94%
   60,000 Affiliated Computer Svcs-A (1)      1,830,000
   11,400 Applied Graphics Technologie (1)      138,225
   38,000 Inacom Corporation (1)                717,250
                                            -----------
                                              2,685,475
                                            -----------
          CONSUMER DURABLES - 1.94%
   15,000 Cannondale Corporation, Inc.          136,875
   75,000 Coachmen Industries                 1,490,625
   50,000 Thor Industries, Inc.               1,062,500
                                            -----------
                                              2,690,000
                                            -----------
          CONSUMER NON-DURABLES - 0.68%
   40,000 Michael Foods, Inc.                   950,000
                                            -----------
          ELECTRONICS - 3.38%
   40,500 CTS Corporation                     1,194,750
   54,000 EDO Corporation                       398,250
   25,000 Electro Scientific
            Industries, Inc.(1)                 387,500
   75,000 Esterline Technologies
            Corporation (1)                   1,471,875
   60,000 Frequency Electronics, Inc.           420,000
   22,400 Harman International                  821,800
                                            -----------
                                              4,694,175
                                            -----------
          ENERGY - 2.33%
   53,000 Atwood Oceanics, Inc. (1)           1,103,062
   55,000 Input/Output, Inc. (1)                436,562
   20,000 SEACOR SMIT, Inc. (1)                 830,000
   70,000 World Fuel Services Corporation       870,625
                                            -----------
                                              3,240,249
                                            -----------
-------------------------------------------------------

12                 See accompanying notes to financial statements.

OPPORTUNITY VALUE FUND
--------------------------------------------------------------------------------
                                                September 30, 1998 (Unaudited)

PORTFOLIO OF INVESTMENTS Continued

  SHARES       COMMON STOCKS (CONTINUED)              VALUE

          FINANCIAL SERVICES - 4.34%
   18,000 AmeriCredit Corporation (1)            $    438,750
   75,000 ARM Financial Group, Inc.                 1,331,250
   20,000 D & N Financial Corporation                 390,000
   75,000 ITLA Capital Corporation (1)              1,012,500
  100,000 Raymond James Financial, Inc.             2,100,000
   35,000 Vermont Financial Services
            Corporation                               752,500
                                                  -----------
                                                    6,025,000
                                                  -----------
          HEALTH CARE - 3.44%
   42,000 Genesis Health Ventures, Inc. (1)           514,500
   40,000 HealthSouth Corporation (1)                 422,500
   35,000 Integrated Health Services, Inc.            588,438
   68,000 Mariner Health Group, Inc. (1)              348,500
  102,000 Prime Medical Svcs, Inc. (1)                816,000
   50,000 Universal Health Services, Inc. (1)       2,087,500
                                                  -----------
                                                    4,777,438
                                                  -----------
          HOTELS/CASINOS - 1.82%
   25,000 Anchor Gaming (1)                         1,418,750
   24,000 Harveys Casinos Resorts                     574,500
   39,000 Rio Hotel and Casino, Inc. (1)              538,688
                                                  -----------
                                                    2,531,938
                                                  -----------
          HOUSING - 3.34%
   50,000 D.R. Horton, Inc.                           800,000
   43,000 Lennar Corporation                          959,438
   43,000 LNR Property Corporation                    830,438
   49,000 MDC Holdings, Inc.                          903,438
   50,000 Toll Brothers, Inc. (1)                   1,146,875
                                                  -----------
                                                    4,640,189
                                                  -----------
          INDUSTRIAL PRODUCTS - 6.01%
   50,000 Applied Power, Inc.                       1,365,625
   21,000 Carpenter Technology                        767,812
   30,000 Docommun, Inc. (1)                          600,000
   52,500 Farr Company (1)                            485,625
   34,000 Gardner Denver, Inc. (1)                    480,250
   44,000 Gehl Company (1)                            599,500
   50,000 Met-Pro Corporation                         562,500
   10,000 Robbins & Meyers, Inc.                      211,875
   32,000 Thomas Industries, Inc.                     686,000
   71,000 Transtechnology Corporation               1,464,375
   62,000 United Dominion Inds, Ltd.                1,123,750
                                                  -----------
                                                    8,347,312
                                                  -----------
-------------------------------------------------------------




  SHARES       COMMON STOCKS (CONTINUED)              VALUE

          INSURANCE COMPANIES - 5.58%
   32,000 Donegal Group, Inc.                    $    468,000
   45,000 Fremont General Corporation               2,160,000
   52,000 HCC Insurance Holdings, Inc.              1,007,500
   40,000 Orion Capital Corporation                 1,427,500
   58,000 Protective Life Corporation               2,088,000
   22,000 Selective Insurance Group                   418,000
   16,000 Unico American Corporation                  184,000
                                                  -----------
                                                    7,753,000
                                                  -----------
          MEDICAL EQUIPMENT - 2.19%
   80,000 Cooper Companies, Inc. (1)                1,410,000
   35,000 EMPI, Inc. (1)                              533,750
   31,000 Thermedics, Inc. (1)                        232,500
   30,000 West Company, Inc.                          862,500
                                                  -----------
                                                    3,038,750
                                                  -----------
          METAL FABRICATION - 3.74%
   29,000 Atchison Casting Corporation (1)            288,188
   37,500 Chase Industries, Inc. (1)                  532,031
   80,000 Mueller Industries, Inc. (1)              2,035,000
   37,000 Quanex Corporation                          733,062
   26,000 Reliance Steel & Aluminum                   853,125
   36,000 Wolverine Tube, Inc. (1)                    758,250
                                                  -----------
                                                    5,199,656
                                                  -----------
          NATURAL RESOURCES - 1.90%
   24,000 Florida Rock Inds.                          594,000
   10,000 Lone Star Industries                        597,500
   32,000 Southdown, Inc.                           1,440,000
                                                  -----------
                                                    2,631,500
                                                  -----------
          RETAIL TRADE & SERVICES - 2.55%
   43,000 BJ's Wholesale Club, Inc. (1)             1,580,250
   60,000 O'Charleys, Inc. (1)                        607,500
   50,000 Unifirst Corporation                      1,346,875
                                                  -----------
                                                    3,534,625
                                                  -----------
          SEMICONDUCTORS - 1.94%
   50,000 Dallas Semiconductor Corporation          1,350,000
   40,000 Kulicke and Soffa
            Industries, Inc. (1)                      535,000
  150,000 Savoir Technology Group, Inc. (1)           806,250
                                                  -----------
                                                    2,691,250
                                                  -----------
-------------------------------------------------------------

               See accompanying notes to financial statements.               13

OPPORTUNITY VALUE FUND
--------------------------------------------------------------------------------
                                                September 30, 1998 (Unaudited)

PORTFOLIO OF INVESTMENTS Continued

  SHARES       COMMON STOCKS (CONTINUED)        VALUE

          TRANSPORTATION - 2.70%
   75,000 Comair Holdings, Inc.             $ 2,156,250
   55,000 Forward Air Corporation (1)           797,500
   40,000 USFreightways Corporation             792,500
                                            -----------
                                              3,746,250
                                            -----------
-------------------------------------------------------

  SHARES       COMMON STOCKS (CONTINUED)        VALUE

          TELECOMMUNICATIONS - 2.19%
  175,000 Cellstar Corporation (1)          $   754,688
  100,000 Comdial Corporation (1)               825,000
   30,000 Communication Systems, Inc.           346,874
   61,000 Vertex Comm. Corporation (1)        1,120,875
                                            -----------
                                              3,047,437
                                            -----------
          TOTAL COMMON STOCKS
            (COST $95,739,440)              112,079,178
                                            -----------
-------------------------------------------------------

   PRINCIPAL                                                                                   INTEREST
    AMOUNT                             COMMERCIAL PAPER - 11.85%                  MATURITY     RATE (2)       VALUE
   $2,500,000  Bell South                                                         10/07/98       5.50%       2,497,708
    2,000,000  GE Capital Corporation                                             10/07/98       5.30        1,998,233
    2,500,000  Fuji Photo                                                         10/14/98       5.51        2,495,026
    2,000,000  Hitachi America                                                    10/16/98       5.38        1,995,517
    2,500,000  Eastman Kodak Company                                              10/22/98       5.49        2,491,994
    2,500,000  Block Financial                                                    10/30/98       5.51        2,488,903
    2,500,000  Indianapolis Power and Lighting                                    11/03/98       5.48        2,487,442
                                                                                                           -----------
               TOTAL COMMERCIAL PAPER (COST  $16,454,823)                                                   16,454,823
                                                                                                           -----------
----------------------------------------------------------------------------------------------------------------------


                                     REPURCHASE AGREEMENT - 7.44%

   10,330,000  First Union Capital Markets, dated 9/30/98, collateral:
               U.S. Treasury Note 7.75%; due 1/31/00, market value $10,666,401
               (repurchase proceeds $10,331,564) (COST  $10,330,000)              10/01/98       5.45       10,330,000
                                                                                                          ------------
               TOTAL INVESTMENTS, AT VALUE (NOTE 1) (COST $122,524,263) - 100%                            $138,864,001
                                                                                                          ============
----------------------------------------------------------------------------------------------------------------------

(1)  Non-income producing

(2) For commercial paper, the interest rate is the discount rate at the time of purchase by the Fund. For the repurchase agreement, the rate shown reflects the actual rate of return to the Fund.



14                See accompanying notes to financial statements.

INTERNATIONAL FUND
--------------------------------------------------------------------------------
                                                  September 30, 1998 (Unaudited)

PORTFOLIO OF INVESTMENTS


  SHARES       PREFERRED STOCKS - 2.38%                  VALUE

           GERMANY - 1.29%
      750  Sap Preferred                               $  355,849
                                                       ----------
           BRAZIL - 1.09%
    9,000  Aracruz Celulose S.A.                            5,999
6,639,000  BCO Bradesco S.A.                               38,874
  102,000  BCO Itau S.A.                                   49,484
  812,000  CIA Energetica Minas                            17,956
    2,600  CIA Vale Do Rio Doce                            37,291
   41,000  Co Cervejaria Brahma                            16,258
4,582,000  Elerobras Cent. El                             101,673
  192,000  Petrol Brasileiros S.A.                         19,682
    4,000  Usinas Sid Minas Gerais                         11,981
                                                       ----------
                                                          299,198
                                                       ----------
          TOTAL PREFERRED STOCKS
            (COST $811,865)                               655,047
                                                       ----------
-----------------------------------------------------------------


  SHARES        COMMON STOCKS - 97.62%                    VALUE

           ARGENTINA - 2.28%
   39,350  Astra Cia Arg De Petroleum                  $   43,290
    9,497  Bco De Galicia Bank                             37,708
    7,196  Banco Frances S.A.                              46,780
   38,364  Dalmine Siderca S.A                             47,577
      541  Irsa Inversiones Y GDR                          11,632
    9,040  Molinos Rio Plata                               15,823
    9,750  Perez Compan ADR                                80,446
    5,512  Telefonica Argentina ADR                       162,260
    7,000  YPF S.A. ADR                                   182,000
                                                       ----------
                                                          627,516
                                                       ----------
           BRAZIL - 0.68%
    2,100  Souza Cruz S.A.                                 12,757
1,452,000  Companhia Siderurgica S.A.                      23,889
  101,000  Paulista De Forca E Luz                          8,351
    1,800  Telebras ADR                                   126,788
  383,000  Telebras Telec Bra New                          16,804
                                                       ----------
                                                          188,589
                                                       ----------
           CHILE - 1.91%
    6,500  Banco Santander Chile ADR                       71,500
    1,750  Cia Cervecerias  ADR                            32,156
    7,442  Cia Telecommunications Chile ADR               142,328
    6,600  Empresa Nacional de Electridad SA ADR           56,100
    5,150  Enersis SA ADR                                 104,931
    3,524  Gener S.A. ADR                                  52,640
    1,600  Madeco SA ADR                                   11,000
    3,400  Masisa S.A. ADR                                 18,773
    1,300  Quimica y Minera SA ADR                         37,863
                                                       ----------
                                                          527,291
                                                       ----------
           FINLAND - 5.95%
    3,750  Hartwall Oy                                     40,532
    9,740  Metsa Serla Oy B Ord                            68,907
   12,730  Nokia  AB Oy                                 1,010,671
    5,200  Okobank Osuspankk                               96,977
       55  Rauma Oy                                           621
    7,100  Rautaruuki Oy                                   39,626
    4,880  Upm-Kymmene Oy                                 111,724
      550  Viking Line AB                                  27,022
    3,150  Werner Soderstrom                              210,470
    3,200  Yit Huber                                       32,700
                                                       ----------
                                                        1,639,250
                                                       ----------
-----------------------------------------------------------------




                See accompanying notes to financial statements.              15

INTERNATIONAL FUND
--------------------------------------------------------------------------------
                                                  September 30, 1998 (Unaudited)

PORTFOLIO OF INVESTMENTS Continued


  SHARES       COMMON STOCKS (CONTINUED)        VALUE

          FRANCE - 14.06%
   1,308  Alcatel Alst                       $  116,219
   4,430  Banque Nationale de Paris             237,118
     470  Carrefour                             297,774
   1,290  Cie De St. Gobain                     171,008
     880  Danone                                231,273
   1,170  Vivendi                               232,964
     550  Vivendi Warrants (1)                      844
   3,352  Elf Aquitaine                         413,257
   4,340  France Telecom Sa                     256,692
   2,100  Groupe Gtm                            187,339
     490  L'Oreal                               227,742
   2,220  Lafarge                               196,460
   1,270  LVMH                                  173,342
   1,550  Peugeot SA                            264,380
   1,450  Pinault Printemp                      209,552
     330  Promodes                              201,009
   1,240  Societe Generale                      137,168
       2  Shneider S.A.                             104
   1,880  Total                                 236,811
   1,160  Valeo                                  82,787
                                             ----------
                                              3,873,843
                                             ----------
          GERMANY - 9.88%
     745  Allianz AG Holdings                   230,897
   2,700  Basf Ag                               102,258
   6,315  Bayer AG                              238,415
   2,900  Bayerische Hpyo-vereinsb              213,420
   2,400  Commerzbank AG                         64,905
   1,950  Daimler-Benz AG                       163,107
   2,400  Deutsche Telekom Bank AG              123,923
   1,400  Dresdner Bank AG                       52,101
   3,620  Mannesmann AG                         331,384
   2,400  Metro Ag                              167,002
     360  Munchener Ruckversicheru              158,745
   3,000  Rwe Ag                                139,198
   2,120  Siemens AG                            117,077
   2,332  Veba AG                               121,389
     370  Viag                                  254,142
   3,380  Volkswagen Ag                         243,689
                                             ----------
                                              2,721,652
                                             ----------
-------------------------------------------------------


  SHARES       COMMON STOCKS (CONTINUED)        VALUE

          GREECE - 2.44
   1,440  Alpha Credit Bank                  $  106,993
     800  Ergobank S.A.                          64,440
   3,500  Hellenic Bottling Co.                  86,340
  10,000  Hellenic Telecom Org.                 239,568
     864  National Bank of Greece               116,393
   1,000  Titan Cement                           59,736
                                             ----------
                                                673,470
                                             ----------
          HUNGARY - 2.09%
   1,500  Danibius Hotels (1)                    23,882
     550  Graboplast Textiles Rt.                 3,498
   8,300  Magyar Olaj Es Gazipari Rt.           161,003
  56,500  Matav                                 248,665
   2,900  OTP Bank Rt.                           82,259
     650  Pick Szeged                            18,586
   1,250  Richter Gedeon Rt.                     38,602
                                             ----------
                                                576,495
                                             ----------
          IRELAND - 2.51%
  22,500  Allied Irish Banks Ord                329,538
  14,100  CRH Ord                               178,063
   7,900  Irish Life Ord                         58,443
   6,000  Kerry Group A Ord                      69,943
  36,400  Smurfit Jefferson Ord                  54,400
                                             ----------
                                                690,387
                                             ----------
          ISRAEL - 2.62%
   3,800  Agis Industries                        21,938
  33,000  Bank Leumi Le Israel Bm                48,745
  21,600  Bezeq Israel Telecommunications        63,925
  40,000  Bk Hapoalim BM                         97,677
   3,800  Blue Square Chain Stores (1)           51,882
   1,740  Elite Industries (1)                   46,381
   2,800  Eci Telecom ADR                        68,600
   2,000  Formula Systems (1)                    42,441
  47,000  ICl-Israel Chemical                    44,001
     880  Koor Industries Ltd.                   73,462
  23,900  Super Sol                              67,686
   2,530  Teva Pharmaceutical Industries Ltd.    95,140
                                             ----------
                                                721,878
                                             ----------
-------------------------------------------------------



16                See accompanying notes to financial statements.

INTERNATIONAL FUND
--------------------------------------------------------------------------------
                                                  September 30, 1998 (Unaudited)

PORTFOLIO OF INVESTMENTS Continued

  SHARES       COMMON STOCKS (CONTINUED)             VALUE

          ITALY - 8.56%
  14,850  Alleanza Assicuraz                      $  173,441
   8,120  Assicurazioni Generali SpA                 263,807
  24,400  BCA Communicatios Italiana                 146,513
  91,400  Benetton Group SpA                         137,690
  12,500  Danieli & Co.                               77,553
  24,000  Edison                                     182,371
  78,500  Eni SpA                                    480,624
  43,600  Fiat SpA                                   111,315
  38,000  Istituto Nazionale delle
            Assicurazioni                             96,558
  10,300  Italcementi Spa                            135,847
  37,110  Telecom Italia SpA                         255,386
  51,000  TIM SpA                                    296,825
                                                  ----------
                                                   2,357,930
                                                  ----------
          JAPAN - 7.22%
   6,600  Aoyama Trading Co.                         141,087
   3,000  Bridgestone Corp                            60,605
   4,000  Canon                                       81,394
   6,200  Fanuc                                      184,458
   6,000  Fuji Photo Film Co.                        207,157
  19,000  Fujisawa Pharmaceutical Co.                175,305
  28,000  Hitachi Ltd.                               123,413
   1,000  Ito-yokado Co Ltd                           47,749
  17,000  Kirin Brewery Co.                          136,371
   6,000  Matsushita Electric Works                   81,761
  19,000  Mitsubishi Chemical Corp.                   65,181
  57,000  Mitsui O.S.K. Lines Ltd.                    82,488
   4,000  Murata Manufacturing Co.                   135,460
   8,000  NEC Corporation                             52,010
      42  Nippon Telgraph & Telephone Co.            153,495
  10,000  Tokio Marine & Fire Ins                     89,621
   4,200  Tokyo Electric                              80,527
   4,000  Toyota Motor Corp                           89,621
                                                  ----------
                                                   1,987,703
                                                  ----------
------------------------------------------------------------

  SHARES       COMMON STOCKS (CONTINUED)             VALUE

          MEXICO - 1.30%
   5,250  Alfa SA de CV Ser A                      $  11,695
   6,643  Cemex SA                                    14,603
  21,802  Cifra SA de Cv Servnpv                      26,530
   8,500  Controlodora Comercial
             Mexicana SA de CV                         4,671
     530  Desc SA de CV Ser C                            380
   9,250  Desc SA de CV,Ser B                          6,990
   4,700  Empresas La Modern A (1)                    28,089
     560  Fomento Economico Mexico SA
            de CV ADR                                 10,990
   5,050  Grupo Carso SA de CV Ser A1                 15,066
  11,554  Grupo Financiero Banamex Accival SA
            de CV (1)                                  9,071
   7,172  Grupo Industrial Bimbo SA                   12,669
   8,150  Grupo Mexico SA                             19,995
   4,850  Grupo Modelo SA de CV                       38,267
     780  Grupo Televisa GDR (1)                      15,064
   3,900  Industrias Penoles SA                       11,137
   5,950  Kimberly Clark de Mexico SA                 13,576
   2,620  Telefonos de Mexico ADR                    115,935
     500  Tv Azteca ADR                                3,281
                                                  ----------
                                                     358,009
                                                  ----------
          NETHERLANDS - 4.59%
   3,064  ABN-AMRO Holdings NV                        52,175
   1,400  Akzo Nobel NV                               49,759
   4,000  Elsevier NV                                 59,414
   1,500  Fortis Amev Nv                              84,187
   3,200  Ing Groep NV                               144,121
   1,800  Koninklijke PTT Nederland NV                55,573
   1,350  Philips Electronic                          72,689
   7,280  Royal Dutch Petroleum                      361,088
   1,800  TNT Post Groep Nv                           45,834
   2,440  Unilever NV                                153,514
   4,480  Ver Ned Uitgevers                          184,897
                                                  ----------
                                                   1,263,251
                                                  ----------
------------------------------------------------------------

               See accompanying notes to financial statements.               17

INTERNATIONAL FUND
--------------------------------------------------------------------------------
                                                  September 30, 1998 (Unaudited)


PORTFOLIO OF INVESTMENTS Continued

  SHARES       COMMON STOCKS (CONTINUED)                         VALUE
  ------       -------------------------                         -----

             PERU - 0.62%
  50,127     Backus Y Johnston                                 $   19,043
   3,500     Banco Wiese ADR                                        9,625
   5,250     Cementos Lima                                          7,221
  67,300     Cia Peruana Tele B Shares                             82,651
   3,400     Credicorp ADR                                         24,863
   1,781     Minas Buenaventura                                    11,549
     900     Minas Buenaventura                                     5,305
  15,500     Luz Del Sur                                           10,661
                                                               ----------
                                                                  170,918
                                                               ----------
             POLAND - 2.11%
     900     Agros Holdings (1)                                     5,038
   5,300     Amica Wronki (1)                                      30,853
     350     Bank Przemyslowo Han Pln                              23,999
   4,420     Bank Rozwoju Eksportu                                 74,223
   1,150     Bank Slaski                                           56,325
  73,900     Big Bank Gdanski                                      64,117
   2,400     Debica                                                41,645
  19,700     Elektrim                                             199,590
  23,900     Polifarb                                              33,445
   2,800     Stomil Olsztyn                                        14,106
   6,000     Wielkopolski Bank Kredyt                              36,944
                                                               ----------
                                                                  580,285
                                                               ----------
             PORTUGAL - 4.39%
   4,072     Banco Comercl Portuguese                             109,849
   4,121     Banco Espirito Santo                                 112,876
   3,600     BPI                                                   99,172
   1,200     Brisa Auto                                            54,629
   3,460     Cimpor (Cimentos de Portugal)                         96,385
   9,800     Electricidade de Portugal                            225,241
   1,650     Investec Consultadoria Internacional                  70,210
   1,895     Jeronimo Martins                                      64,122
   4,000     Mundial Confianca (1)                                 82,189
   6,430     Portugal Telecom SA                                  233,766
   2,040     Sonae Investimentos Socieda de Gestora
               de Participacoes Sociais SA                         59,468
                                                               ----------
                                                                1,207,907
                                                               ----------
-------------------------------------------------------------------------

  SHARES       COMMON STOCKS (CONTINUED)                          VALUE
  ------       -------------------------                          -----

            SPAIN - 5.40%
    8,000   Argentaria Corp Bc                                 $  159,081
    7,140   Autopistas, Concesionari                              109,061
   15,900   Banco Bilbao Vizcaya SA                               170,119
    7,161   Banco Central Hispanoame                               66,284
    4,488   Banco Santander SA                                     69,342
    7,900   Empresa Nacional de Electricid SA                     177,946
    1,600   Gas Natural                                           113,187
    1,100   Gas Y Electricidad Sa                                  82,539
   10,600   Iberdrola SA                                          176,461
    1,700   Repsol SA                                              71,798
    7,963   Telefonica de Espana                                  290,348
                                                               ----------
                                                                1,486,166
                                                               ----------
            SWITZERLAND - 6.10%
       72   ABB AG                                                 73,076
      238   Ciba Specialty Chemical Nw                             19,772
      250   Clariant AG                                           114,497
      944   Credit Suisse Group                                   104,335
       99   Holderbank Finance Glaris AG                          101,552
       30   Kuoni Reisen Holdings                                  91,020
      138   Nestle SA                                             274,542
      253   Novartis AG                                           405,549
       29   Roche Holdings AG                                     312,140
      650   Tag Heuer                                              37,564
      750   Ubs Ag                                                146,282
                                                               ----------
                                                                1,680,329
                                                               ----------
            TURKEY - 2.83%
1,360,305   Adana Cimento Sanayii                                  28,403
2,383,006   Akbank                                                 33,457
3,540,000   Arcelik AS                                             82,836
  323,000   Aygaz AS                                               28,779
  570,000   Bagfas Bandirma Gubre AS                               32,319
1,562,000   Brisa                                                  37,113
  687,000   Ege Biracilik Ve Malt SA                               51,937
  851,000   Eregli Demir Celik (1)                                 63,570
   73,650   Migros Turk TAS                                        53,028
  618,800   Netas Telekomunik AS (1)                               17,153
   73,000   Otosan Otomobil Sanayii                                16,556
2,265,000   Sabanci Holding                                        34,655
  992,800   T Sise Cam                                             15,905
3,557,000   Turkiye Garanti Bankasi (1)                            61,465
6,157,500   Turkiye Is Bankasi                                    161,819
5,271,550   Yapi Ve Kredi Bankasi (1)                              59,780
                                                               ----------
                                                                  778,775
                                                               ----------
-------------------------------------------------------------------------






18                 See accompanying notes to financial statements.

INTERNATIONAL FUND
--------------------------------------------------------------------------------
                                                  September 30, 1998 (Unaudited)


PORTFOLIO OF INVESTMENTS CONTINUED

  SHARES       COMMON STOCKS (CONTINUED)        VALUE

          UNITED KINGDOM - 8.10%
   6,640  Abbey National PLC                $   114,420
   9,150  Boots Co. PLC                         157,517
   7,630  British Petroleum                     116,698
   9,800  British Telecom PLC                   132,067
   4,900  Cadbury                                63,452
   5,900  Cgu                                    91,391
   4,200  Glaxo Wellcome                        123,978
   2,480  HSBC Holdings                          46,444
  10,200  IMI PLC                                43,508
  12,900  Lasmo PLC                              38,145
  15,459  Lloyds TSB Group PLC                  173,126
   8,200  National Power                         74,692
   9,400  Prudential PLC                        137,380
  11,429  Scot Power                            110,708
   9,360  Scottish & Newcastle PLC              114,526
   8,050  Shell Transport & Trading PLC          48,736
  13,600  Smith Kline Beecham                   149,534
  32,300  Tesco                                  91,667
   7,800  Ti Group Plc                           47,189
  15,200  Unilever PLC                          130,058
  11,580  Wolseley PLC                           59,037
   4,690  Zeneca Group PLC                      165,780
                                            -----------
                                              2,230,053
                                            -----------
          VENEZUELA - 1.98%
 106,356  Banco Provincial                      110,364
  12,550  Cia Anonima Telefonos
             De Venezuela ADR                   213,350
 367,689  Electricid Caracas                    102,600
   9,450  Mavesa SA ADR                          37,209
 424,491  Sider Venezuela                        37,090
  16,446  Venezolana De Ceme                      5,163
 123,346  Venezolana De Cemento                  39,796
                                            -----------
                                                545,572
                                            -----------
          TOTAL COMMON STOCKS
          (COST $26,977,372)                 26,887,269
                                            -----------

          TOTAL INVESTMENTS,
            AT VALUE (NOTE 1)
            (COST $27,789,237) - 100%       $27,542,316
                                            ===========
-------------------------------------------------------


         SUMMARY OF INVESTMENTS BY INDUSTRY

                                               % OF
                                               TOTAL
               INDUSTRY                     INVESTMENTS

Banking                                       15.33%
Beverages & Tobacco                            2.99
Broadcasting & Publishing                      1.96
Building Materials                             3.05
Business Services                              0.85
Chemicals                                      4.13
Conglomerates                                  3.48
Construction & Housing                         0.89
Drugs                                          4.26
Electrical & Electronic Machinery Equipment    6.79
Energy                                         9.13
Fabric Mills                                   0.49
Financial Services                             1.41
Food & Household Products                      5.37
Forest Products & Paper                        0.99
Glassware                                      0.62
Household Appliances & Durables                0.38
Insurance                                      5.33
Iron & Steel                                   0.68
Machinery & Engineering                        1.66
Materials & Commodities                        0.13
Metals & Mining                                0.49
Merchandising                                  4.00
Motor Vehicles & Car Bodies                    2.58
Real Estate                                    0.04
Telecommunications                            15.50
Tires                                          0.42
Tourism                                        0.33
Transportation Services                        1.94
Utilities                                      4.78
                                             -------
                                             100.00%
                                             =======
----------------------------------------------------

(1)  Non-income producing

     The following abbreviations are used in this portfolio:
     ADR - American Depository Receipts; GDR - Global Depository Receipts.



                See accompanying notes to financial statements.              19

STATEMENTS OF ASSETS AND LIABILITIES
----------------------------------------------------------------------------------------------------------------------
                                                                                        SEPTEMBER 30, 1998 (UNAUDITED)

                                                         ESTABLISHED       GROWTH &      OPPORTUNITY     INTERNATIONAL
                                                          VALUE FUND      INCOME FUND     VALUE FUND         FUND

ASSETS
   Investments in securities, at cost                    $381,987,699    $51,795,699    $122,524,263     $27,789,237
                                                         ============    ===========    ============     ===========
   Investments in securities, at value (Note 1)          $474,865,020    $60,121,563    $138,864,001     $27,542,316
   Cash                                                       147,698          9,806              --       2,340,603
   Foreign currency, at value (Note 1) (Cost $495,626)             --             --              --         473,536
   Receivable for securities sold                                  --             --              --         176,310
   Receivable for Fund shares sold                            187,990         32,583         146,803          71,542
   Dividends and interest receivable                          595,510        128,189          54,347          47,383
   Prepaid expenses and other assets                           12,429         16,078          28,871          22,486
   Organization expenses, net (Note 1)                             --          1,766              --           8,077
                                                         ------------    -----------    ------------     -----------

     TOTAL ASSETS                                         475,808,647     60,309,985     139,094,022      30,682,253
                                                         ------------    -----------    ------------     -----------
LIABILITIES
   Payable for Fund shares redeemed                         4,105,893         33,131       1,910,739          76,640
   Payable for securities purchased                                --             --              --         504,564
   Forward foreign exchange currency contracts (Note 1)            --             --              --         136,385
   Futures variation margin payable                                --             --              --          10,189
   Accrued investment advisory fee (Note 2)                   200,730         30,888          71,531          59,297
   Other accrued expenses payable to adviser (Note 2)         212,207         33,296          73,762          50,473
   Other accrued expenses and liabilities                      50,454          7,390          59,310              --
                                                         ------------    -----------    ------------     -----------
     TOTAL LIABILITIES                                      4,569,284        104,705       2,115,342         837,548
                                                         ------------    -----------    ------------     -----------
NET ASSETS                                               $471,239,363    $60,205,280    $136,978,680     $29,844,705
                                                         ============    ===========    ============     ===========
NET ASSETS CONSIST OF:
   Aggregate paid-in capital                             $349,813,290    $51,737,592    $118,943,957     $29,950,912
   Accumulated undistributed net investment income            166,828         56,694         329,976         139,879
   Accumulated undistributed net realized gains            28,381,924         85,130       1,365,009         196,992
   Net unrealized appreciation (depreciation)
     of investments                                        92,877,321      8,325,864      16,339,738        (246,921)
   Net unrealized depreciation on translation of assets
     and liabilities in foreign currency                           --             --              --        (196,157)
                                                         ------------    -----------    ------------     -----------
NET ASSETS                                               $471,239,363    $60,205,280    $136,978,680     $29,844,705
                                                         ============    ===========    ============     ===========
SHARES OF CAPITAL STOCK OUTSTANDING
   (no par value - unlimited number of shares authorized)  16,791,768      2,338,810       6,658,785       1,867,823
                                                         ============    ===========    ============     ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (NOTE 1)        $28.06         $25.74          $20.57          $15.98
                                                         ============    ===========    ============     ===========




20               See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
----------------------------------------------------------------------------------------------------------------
                                                         FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)


                                                   ESTABLISHED      GROWTH &      OPPORTUNITY     INTERNATIONAL
                                                    VALUE FUND     INCOME FUND     VALUE FUND         FUND

INVESTMENT INCOME:
   Dividends, net of foreign withholding taxes   $  2,664,466     $   651,657    $    497,525     $   410,379
   Interest                                         3,812,693          49,760       1,253,300          59,761
                                                 ------------     -----------    ------------     -----------
     TOTAL INVESTMENT INCOME                        6,477,159         701,417       1,750,825         470,140
                                                 ------------     -----------    ------------     -----------
EXPENSES:
   Investment advisory fee (Note 2)                 1,366,527         201,334         502,828         171,470
   Distribution (Note 2)                            1,306,468         154,872         411,537          85,735
   Transfer agency fees (Note 2)                      164,401          35,169          77,440          23,665
   Accounting services fees (Note 2)                   42,066          20,000          21,475          30,000
   Custodian fees (Note 1)                             16,451           3,467          11,556          36,722
   Registration fees                                   16,745          12,333          16,381           8,420
   Professional fees                                   11,543           8,892           7,615          14,277
   Printing                                             5,842           2,107           5,858           1,154
   Trustees' fees (Note 2)                              5,397           4,343           3,850           3,346
   Amortization of organization expense (Note 1)           --             760              --           2,279
   Other                                               15,685              83           2,624              --
                                                 ------------     -----------    ------------     -----------
     GROSS EXPENSES                                 2,951,125         443,360       1,061,164         377,068
     LESS FEES WAIVED BY THE ADVISER (NOTE 2)               --             --               --         (34,128)
     LESS EARNINGS CREDITS ON CASH BALANCES
       (NOTE 1)                                        (1,774)         (1,286)         (1,374)              --
                                                 ------------     -----------    ------------     -----------
     NET EXPENSES                                   2,949,351         442,074       1,059,790         342,940
                                                 ------------     -----------    ------------     -----------
NET INVESTMENT INCOME                               3,527,808         259,343         691,035         127,200
                                                 ------------     -----------    ------------     -----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
   Net realized gain on investments                29,654,308          91,967       1,398,609         879,979
   Net realized loss on foreign
     currency transactions                                 --              --               --        (142,293)
   Net change in unrealized appreciation
     of investments                              (112,416,595)     (7,384,830)   (42,712,653)     (6,592,783)
   Net change in unrealized appreciation
     (depreciation) of foreign
     currency transactions                                 --              --              --        (207,985)
                                                 ------------     -----------    ------------     -----------
NET REALIZED AND UNREALIZED LOSSES
  ON INVESTMENTS                                  (82,762,287)     (7,292,863)    (41,314,044)     (6,063,082)
                                                 ------------     -----------    ------------     -----------
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                ($79,234,479)    ($7,033,520)   ($40,623,009)    ($5,935,882)
                                                 ============     ===========    ============     ===========


                 See accompanying notes to financial statements.             21

STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------
                                                                                                        (UNAUDITED)
                                               ESTABLISHED VALUE FUND                GROWTH & INCOME FUND
                                             6 MONTHS            YEAR              6 MONTHS           YEAR
                                               ENDED             ENDED              ENDED            ENDED
                                          -------------------------------      ------------------------------
                                             9/30/98            3/31/98            9/30/98          9/31/98
FROM OPERATIONS:
   Net investment income                 $   3,527,808      $   7,302,659      $    259,343      $    418,785
   Net realized gain (loss) on
     investments                            29,654,308         41,231,389            91,967           278,290

   Net realized loss on foreign
     currency transactions                          --                 --                --                --
                                         -------------      -------------      ------------      ------------

   Net change in unrealized
     appreciation of investments          (112,416,595)        79,580,611        (7,384,830)       12,198,030

   Net change in unrealized
     depreciation on translation
     of assets and liabilities in
     foreign currencies                             --                 --                --                --
                                         -------------      -------------      ------------      ------------

     Net increase (decrease) in net
       assets resulting from
       operations                          (79,234,479)       128,114,659        (7,033,520)       12,895,105
                                         -------------      -------------      ------------      ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                    (3,666,827)        (7,488,999)         (206,550)         (483,144)

   Net realized capital gains              (16,117,209)       (39,693,896)         (132,856)         (376,650)
                                         -------------      -------------      ------------      ------------

     Decrease in net assets from
       distributions to
       shareholders                        (19,784,036)       (47,182,895)         (339,406)         (859,794)
                                         -------------      -------------      ------------      ------------

FROM FUND SHARE TRANSACTIONS:

   Proceeds from shares sold               139,513,616        177,661,831        14,373,493        28,457,239

   Net asset value of shares issued
     in reinvestment of
     distributions                          19,301,020         46,070,717           328,375           837,101

   Payments for shares redeemed           (155,811,310)      (167,135,296)       (7,214,814)       (6,940,220)
                                         -------------      -------------      ------------      ------------

     Net increase in net assets from
       Fund share transactions               3,003,326         56,597,252         7,487,054        22,354,120
                                         -------------      -------------      ------------      ------------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS                            (96,015,189)       137,529,016           114,128        34,389,431

NET ASSETS:

   Beginning of period                     567,254,552        429,725,536        60,091,152        25,701,721
                                         -------------      -------------      ------------      ------------

   End of period                         $ 471,239,363      $ 567,254,552      $ 60,205,280      $ 60,091,152
                                         =============      =============      ============      ============

   Undistributed net investment
     income (Note 1)                     $     166,828      $     305,847      $     56,694      $      3,901
                                         =============      =============      ============      ============
NUMBER OF FUND SHARES:
   Sold                                      4,425,284          5,536,829           516,463         1,118,081
   Issued in reinvestment of
     distributions to shareholders             600,839          1,493,854            12,087            33,607
   Redeemed                                 (4,947,469)        (5,224,469)         (262,708)         (275,439)
                                         -------------      -------------      ------------      ------------
     Net increase in shares
       outstanding                              78,654          1,806,214           265,842           876,249

   Outstanding at beginning
     of period                              16,713,114         14,906,900         2,072,968         1,196,719
                                         -------------      -------------      ------------      ------------
   Outstanding at end
     of period                              16,791,768         16,713,114         2,338,810         2,072,968
                                         =============      =============      ============      ============

                                               OPPORTUNITY VALUE FUND                INTERNATIONAL FUND
                                            6 MONTHS            YEAR              6 MONTHS             YEAR
                                              ENDED             ENDED               ENDED              ENDED
                                          -------------------------------      ------------------------------
                                             9/30/98            3/31/98            9/30/98            3/31/98
FROM OPERATIONS:
   Net investment income                  $    691,035      $   1,227,375      $    127,200      $     12,679

   Net realized gain (loss) on
     investments                             1,398,609         20,508,362           879,979          (254,868)

   Net realized loss on foreign
     currency transactions                          --                 --          (142,293)         (208,788)

   Net change in unrealized
     appreciation of investments           (42,712,653)        26,917,903        (6,592,783)        5,495,316

   Net change in unrealized
     depreciation on translation
     of assets and liabilities in
     foreign currencies                             --                 --          (207,985)           13,438
                                         -------------      -------------      ------------      ------------

     Net increase (decrease) in net
       assets resulting from
       operations                          (40,623,009)       (48,653,640)       (5,935,882)        5,057,777
                                         -------------      -------------      ------------      ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                      (567,485)        (1,400,935)               --                --

   Net realized capital gains               (6,494,547)       (18,567,761)               --          (289,530)
                                         -------------      -------------      ------------      ------------

     Decrease in net assets from
       distributions to
       shareholders                         (7,062,032)       (19,968,696)               --           (289,530)
                                         -------------      -------------      ------------      ------------

FROM FUND SHARE TRANSACTIONS:

   Proceeds from shares sold                98,785,841         97,738,720         5,703,967         9,514,677

   Net asset value of shares issued
     in reinvestment of
     distributions                           6,955,813         19,731,335                --           266,710

   Payments for shares redeemed            (96,762,182)           (84,921)       (3,201,556)       (6,087,530)
                                         -------------      -------------      ------------      ------------

     Net increase in net assets from
       Fund share transactions               8,979,472         32,548,448         2,502,411         3,693,857
                                         -------------      -------------      ------------      ------------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS                            (38,705,569)        61,233,392        (3,433,471)        8,462,104

NET ASSETS:

   Beginning of period                     175,684,249        114,450,857        33,278,176        24,816,072
                                         -------------      -------------      ------------      ------------

   End of period                         $ 136,978,680      $ 175,684,249      $ 29,844,705      $ 33,278,176
                                         =============      =============      ============      ============

   Undistributed net investment
     income (Note 1)                     $     329,976      $     206,426      $    139,879      $     12,679
                                         =============      =============      ============      ============
NUMBER OF FUND SHARES:
   Sold                                      4,118,561          3,748,080           298,590           547,071
   Issued in reinvestment of
     distributions to shareholders             276,683            796,600                --            16,413
   Redeemed                                 (4,034,930)        (3,272,472)         (169,913)         (353,559)
                                         -------------      -------------      ------------      ------------
     Net increase in shares
       outstanding                             360,314          1,272,208           128,677           209,925

   Outstanding at beginning
     of period                               6,298,471          5,026,263         1,739,146         1,529,221
                                         -------------      -------------      ------------      ------------
   Outstanding at end
     of period                               6,658,785          6,298,471         1,867,823         1,739,146
                                         =============      =============      ============      ============





22               See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
                                                 SEPTEMBER 30, 1998 (UNAUDITED)



NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

Gradison Growth Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was created under Ohio law on May 31, 1983. The Trust consists of four series, the Gradison Established Value Fund ("Established Fund"), the Gradison Growth &Income Fund ("Growth & Income Fund"), the Gradison Opportunity Value Fund ("Opportunity Fund") and the Gradison International Fund ("International Fund"), (collectively, the "Funds"), each of which represents a separate diversified fund with its own investment policies.

The public offering of shares of the Funds commenced as follows:

                             DATE OF
                         PUBLIC OFFERING

Established Value Fund       8/16/83
Growth & Income Fund         2/28/95
Opportunity Value Fund       8/16/83
International Fund           5/31/95


The investment objective of the Established Fund and the Opportunity Fund is long-term capital growth by investing primarily in common stocks. The investment objective of the Growth & Income Fund is long-term growth of capital, current income, and growth of income consistent with reasonable investment risk. The investment objective of the International Fund is growth of capital.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

FUNDS SHARE VALUATION

The net asset value per share of each Fund is computed by dividing the net asset value of each Fund (total assets less total liabilities) by the number of shares outstanding. The redemption price per share is equal to the net asset value per share.

SECURITIES VALUATION

Listed equity securities are valued at the last sale price reported on national securities exchanges, or if there were no sales that day, the security is valued at the closing bid price. Unlisted securities, 144A securities and short-term obligations (and private placement securities) are generally valued at the prices provided by an independent pricing service. Portfolio securities and other assets for which market quotations are not readily available or which are believed to not be valid are valued at their fair value as determined by management using procedures approved by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market value. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' custodian. At the time the Funds enter into a repurchase agreement, the seller agrees that the value of the underlying security, including accrued interest, will be equal to or exceed the face amount of the repurchase agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Funds could experience both delays in liquidating the underlying security and losses. These losses would not exceed an amount equal to the difference between the liquidating value of the underlying securities and the face amount of the repurchase agreement and accrued interest. To minimize the possibility of loss, the Funds enter into repurchase agreements only with selected domestic banks and securities dealers which the Funds' investment adviser believes present minimal credit risk. Refer to the Funds' Portfolio of Investments for the face amount of repurchase agreements and repurchase proceeds as of September 30, 1998.

NOTES TO FINANCIAL STATEMENTS Continued
-------------------------------------------------------------------------------
                                                 SEPTEMBER 30, 1998 (Unaudited)


SECURITIES TRANSACTIONS

Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed), and dividend income is recorded on the ex-dividend date.

INVESTMENT INCOME

Interest income is accrued as earned. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes.

EXPENSES

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of the net assets or number of accounts, as appropriate. In all other respects, expenses are charged to the respective Fund as incurred on a specific identification basis.

EXPENSE OFFSET ARRANGEMENT

Each Fund, other than the International Fund, has an arrangement with its custodian bank whereby the custodian's fees are reduced by credits earned on each Fund's cash on deposit with the bank. This deposit arrangement is an alternative to overnight investments. The credits are shown as a reduction of expenses on the Statements of Operations.

ORGANIZATION EXPENSES

Expenses of organization of the Growth & Income Fund and the International Fund have been capitalized and are being amortized on a straight-line basis over 60 months commencing upon the public offering of the respective Fund's shares.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on the ex-dividend date.

TAXES

It is the Funds' policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Funds' intention to declare as dividends in each calendar year, at least 98% of each Fund's net investment income (earned during the calendar year) and 98% of each Fund's net realized capital gains, if any (earned during the twelve months ended October 31), plus undistributed amounts from prior years.

The tax basis of investments for each Fund is approximately equal to the cost as shown on the Statements of Assets and Liabilities. For both financial reporting and tax purposes, gross unrealized appreciation and gross unrealized depreciation of securities of the Funds at September 30, 1998 was:


                       GROSS UNREALIZED  GROSS UNREALIZED
                         APPRECIATION      DEPRECIATION
                         OF SECURITIES     OF SECURITIES

Established Value Fund   $123,092,740      $30,215,419
Growth & Income Fund       11,953,812        3,627,948
Opportunity Value Fund     31,650,060       15,310,322
International Fund          4,158,892        4,405,813


As of March 31, 1998 the International Fund had a capital loss carryforward for Federal income tax purposes of approximately $360,000 which may be utilized to offset future net realized capital gains through March 31, 2006 prior to distributing such gains to shareholders.

INTERNATIONAL FUND
FOREIGN CURRENCY TRANSLATION

The accounting records of the International Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such

NOTES TO FINANCIAL STATEMENTS Continued
-------------------------------------------------------------------------------
                                                 SEPTEMBER 30, 1998 (Unaudited)



currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The International Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the International Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

INTERNATIONAL FUND
FORWARD FOREIGN CURRENCY CONTRACTS

During the period ended September 30, 1998, the International Fund entered into forward foreign currency contracts under which it was obligated to exchange currencies at specified future dates. The International Fund's currency transactions were transaction hedges and portfolio hedges involving either specific transactions or portfolio positions.

The contractual amounts of forward foreign exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. The Fund had the following outstanding contracts at September 30, 1998:

PORTFOLIO HEDGES:


                                         U.S.                   UNREALIZED
 BUY/                     FOREIGN       DOLLAR    SETTLEMENT   APPRECIATION
 SELL       AMOUNT       CURRENCY      PROCEEDS      DATE     (DEPRECIATION)

                          German
 Sell     5,700,000    Deutschemark   $3,181,336    10/16/98     $(234,795)

  Buy     1,500,000    British Pound   2,448,450    10/16/98        98,410
                                                                 ---------
                                                                 $(136,385)
                                                                 =========

At September 30, 1998, the Fund had sufficient cash and/or securities to cover any commitments under these contracts.

INTERNATIONAL FUND
FUTURES CONTRACTS

Initial margin deposits made upon entering into futures contracts are recognized as assets due from the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading.

Variation margin payments are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the International Fund records a realized gain or loss equal to the difference between the opening and closing value of the contract.

Currencies with an aggregate market value of $473,450 have been segregated with the custodian for the following open stock index futures contracts at September 30, 1998.

                                        OPEN
                                        MARKET      MARKET        UNREALIZED
 TYPE                     EXPIRATION    VALUE       VALUE      (DEPRECIATION)

 Long     Nikkei 300 (Yen)   12/98     $481,466    $456,583       ($24,883)
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS Continued
-------------------------------------------------------------------------------
                                                 SEPTEMBER 30, 1998 (Unaudited)


NOTE 2 -- TRANSACTIONS WITH AFFILIATES

The Trust's investments are managed, subject to the general supervision and control of the Trust's Board of Trustees, by McDonald & Company Securities, Inc. ("McDonald"), a registered investment adviser and securities dealer, pursuant to the terms of an Investment Advisory Agreement ("Agreement"). Under the terms of the Agreement, the Funds pay McDonald a fee computed and accrued daily and paid monthly based upon each Fund's daily net assets, other than the International Fund, at the annual rate of .65% on the first $100 million, .55% on the next $100 million and .45% on any amounts in excess of $200 million. The International Fund pays McDonald a fee computed and accrued daily and paid monthly based upon its daily net assets at the annual rate of 1.00% of the first $100 million of its average daily net assets, .90% of the next $150 million,
 .80% of the next $250 million and .75% of net assets in excess of $500 million for acting as its investment adviser. McDonald has engaged Blairlogie Capital Management ("Blairlogie") as Sub-Advisor for the International Fund pursuant to a Sub-Advisor Agreement, and McDonald compensates Blairlogie from its advisory fee at the rate of .80% of the first $25 million of average daily net assets,
 .70% of the next $25 million, .60% of the next $50 million, .50% of the next $150 million, and .40% of assets in excess of $250 million.

The Agreement provides that McDonald bears the costs of salaries and related expenses of executive officers of the Trust who are necessary for the management and operations of the Funds. In addition, McDonald bears the costs of preparing, printing and mailing sales literature and other advertising materials and compensates the Trust's trustees who are affiliated with McDonald. All expenses not specifically assumed by McDonald are borne by the Funds.

Under the terms of a Transfer Agency, Accounting Services and Administrative Services Agreement, McDonald provides transfer agent, dividend disbursing, accounting services and administrative services to the Funds. The Funds pay McDonald a monthly fee for transfer agency and administrative services at an annual rate of $18.50 per shareholder non-zero balance account and $5.00 per closed shareholder account, as defined, plus out-of-pocket costs for statement paper, statement and reply envelopes and reply postage. The Funds, other than the International Fund, pay McDonald a monthly fee for accounting services based on the Fund's average daily net assets at an annual rate of .03% on the first $100 million, .02% on the next $100 million and .01% on any amount in excess of $200 million, with a minimum annual fee of $40,000. The International Fund pays McDonald a monthly fee for accounting services based on the Fund's average daily net assets at an annual rate of .045% on the first $100 million, .03% on the next $100 million and .015% on any amount in excess of $200 million, with a minimum annual fee of $60,000.

Under the terms of an Expense Reimbursement Agreement, McDonald has agreed to forego fees owed to it under the Advisory Agreement or any other agreement with the Trust and to reimburse the Growth & Income Fund and the International Fund if, and to the extent that, expenses (excluding brokerage commissions, taxes, interest and extraordinary items) borne by the respective Fund in any fiscal year exceed 1.50% with respect to the Growth & Income Fund, and 2.00% with respect to the International Fund, of the average net assets of the respective Fund. This agreement is in effect until July 31, 1998 and is subject to termination by either party upon written notice subsequent to that date. In addition, McDonald may, at its discretion, agree to waive fees and/or reimburse a Fund for other expenses in order to limit the Fund's expenses to a specified percentage of average net assets lower than the amount subject to the agreement. For the period ended September 30, 1998, McDonald waived $34,128 of advisory fees with respect to the International Fund.

In accordance with the terms of a Distribution Plan adopted under Rule 12b-1 of the Investment Company Act of 1940, the Funds pay McDonald a service fee for personal services to shareholders including shareholder liaison services such as responding to shareholder inquiries and providing information to shareholders about their Fund accounts. This fee is computed and paid at an annual rate of
 .25% of the Funds' average daily net assets. The Funds also pay McDonald a fee for its assistance in selling shares of the Fund including advising shareholders regarding purchase, sale and

NOTES TO FINANCIAL STATEMENTS Continued
-------------------------------------------------------------------------------
                                                 SEPTEMBER 30, 1998 (Unaudited)


retention of Funds shares. This fee is computed and paid at an annual rate of .25% of the Fund's average daily net assets.

The officers of the Trust are also officers of McDonald.

Each trustee of the Trust who is not affiliated with McDonald receives fees from the Trust for services as a trustee. The amounts of such fees for each trustee are as follows: (a) an annual fee of $5,000 payable in quarterly installments and (b) $500 for each Board of Trustees or committee meeting attended.

NOTE 3 -- SUMMARY OF PURCHASES AND SALES OF INVESTMENTS

For the period ended September 30, 1998, cost of purchases, and proceeds from the sale of securities, excluding short-term securities, amounted to:

                            COST OF         PROCEEDS
                           PURCHASES       FROM SALES
Established Value Fund   $123,324,055     $71,135,533
Growth & Income Fund        9,847,211         806,285
Opportunity Value Fund     40,934,904      14,627,422
International Fund          8,732,230       5,571,239
-------------------------------------------------------------------------------

NOTE 4 -- SUBSEQUENT EVENT

Effective October 23, 1998, the parent of McDonald was acquired by KeyCorp. McDonald, which became a subsidiary of KeyCorp as a result of the merger, has changed its name to McDonald Investments Inc. As of that date, a new Investment Advisory Agreement between McDonald Investments Inc. and the Fund became effective. That Agreement is in substantially the same form as the previous agreement except that it provides that the fees payable by the Fund under the Agreement will be held in escrow until shareholders of the Fund approve the Agreement. If the Agreement is not approved by March 22, 1999, the fees will be returned to the Fund. The current Transfer Agency, Account Services, and Administrative Services Agreement between the Fund and McDonald Investments Inc. continues in effect. BISYS Fund Services Limited Partnership has been retained by the Fund to act as Distributor, succeeding McDonald Investments Inc.